SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Fixed lease expense	$ 27,774	$ 16,389	$ 41,661	$ 30,194	$ 43,932	$ 20,962
Variable lease expense	5,744	3,747	13,246	4,597	10,404	6,048
Total	$ 33,518	$ 20,136	$ 54,907	$ 34,791	$ 54,336	$ 27,010